Trade receivables and other current assets	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables and other current assets	Trade receivables and other current assets
8.1 TRADE RECEIVABLES

	As of
(in thousands of euros)	June 30, 2025	December 31, 2024
Trade receivables	1,837	2,977
Trade receivables	1,837	2,977
As of June 30, 2025, trade receivables balance mainly relates to Janssen revenue not yet collected, which is comprised of product supplies for 1.7 million.

8.2 OTHER CURRENT ASSETS

Other current assets break down as follows:

	As of
(in thousands of euros)	June 30, 2025	December 31, 2024
Research tax credit receivable	4,792	3,369
VAT receivable	1,185	1,104
Prepaid expenses	1,925	3,195
Other receivables	1,332	1,085
Other current assets	9,234	8,753

As of June 30, 2025, €1.9 million prepaid expenses mainly relate to research agreements with MD Anderson for €1.1 million as compared to €1.2 million as of December 31, 2024, €0.8 million related to invoices received for third party services beyond the current closing period, mainly related to IT, insurance and other invoices related to annual administrative contracts as compared to €1.1 million as of December 31, 2024, and €46 thousand related to purchases of clinical product not yet consumed as of closing date as compared to €0.6 million as of December 31, 2024, this significant decrease is explained by the sales dynamics of clinical products sold.

Other receivables increased by €0.2 million and mainly comprised of advance payments to suppliers amounting of €1.3 million as of June 30, 2025, as compared to €1.1 million as of December 31, 2024. Most of these advance payments have been made to Contract Research Organization (CRO) and to Clinical Services Providers in connection with the execution of the clinical trial NANORAY-312.

Research tax credit

The Company is eligible for the Research Tax Credit - CIR (Crédit d’Impôt Recherche) issued by the French and U.S. tax authorities.

The change in research tax credit receivables breaks down as follows:

(in thousands of euros)
Receivable as of December 31, 2024	3,369
2025 research tax credit – Nanobiotix S.A. (1)	1,616
2025 research tax credit – Nanobiotix Corp (1)	(69)
Receipt of 2024 research tax credit - Nanobiotix Corp	(124)
Receivable as of June 30, 2025	4,792
(1) See Note 16 - Revenue and other income.